Reporting Entity - Condensed Financial Information of the Significant Subsidiaries (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Total Assets	₩ 30,911,277	₩ 47,906,957
Total Liabilities	18,576,139	23,510,714
Total equity	12,335,138	24,396,243	₩ 22,816,934	₩ 22,349,250
Revenue	16,864,348	16,183,498	15,512,014
Profit (loss)	2,418,989	1,500,538	860,733
SK Telink Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets	174,837	176,872	265,725
Total Liabilities	52,821	60,702	77,378
Total equity	122,016	116,170	188,347
Revenue	313,404	351,334	363,627
Profit (loss)	8,846	18,010	3,010
Eleven Street Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets		999,225	923,424
Total Liabilities		542,534	446,432
Total equity		456,691	476,992
Revenue		545,556	530,489
Profit (loss)		(29,623)	(5,077)
SK m&service Co., Ltd [member]
Disclosure of subsidiaries [line items]
Total Assets		129,738	109,699
Total Liabilities		74,962	58,605
Total equity		54,776	51,094
Revenue		214,949	218,848
Profit (loss)		2,759	2,448
SK Broadband Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets	5,971,505	5,765,808	4,565,732
Total Liabilities	3,091,837	3,119,489	2,930,482
Total equity	2,879,668	2,646,319	1,635,250
Revenue	4,058,997	3,713,021	3,170,691
Profit (loss)	213,468	150,694	47,701
K-net culture and contents venture fund [member]
Disclosure of subsidiaries [line items]
Total Assets		377,683	151,493
Total Liabilities		65,896	21,163
Total equity		311,787	130,330
Profit (loss)		(44,737)	(294)
PS&Marketing Corporation [member]
Disclosure of subsidiaries [line items]
Total Assets	478,745	470,521	439,947
Total Liabilities	263,457	257,809	225,942
Total equity	215,288	212,712	214,005
Revenue	1,445,540	1,427,218	1,684,576
Profit (loss)	3,179	(847)	96
SERVICE ACE Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets	99,059	96,258	80,844
Total Liabilities	66,496	71,890	55,133
Total equity	32,563	24,368	25,711
Revenue	197,146	206,612	206,080
Profit (loss)	2,519	2,905	3,906
SERVICE TOP Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets	72,026	69,496	66,932
Total Liabilities	46,067	51,584	50,060
Total equity	25,959	17,912	16,872
Revenue	185,452	195,479	193,377
Profit (loss)	2,066	2,592	2,230
SK O&S Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets	95,748	88,663	96,446
Total Liabilities	58,870	54,012	62,086
Total equity	36,878	34,651	34,360
Revenue	285,591	278,948	281,634
Profit (loss)	69	778	1,724
SK Planet Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets		536,981	595,838
Total Liabilities		214,846	278,438
Total equity		322,135	317,400
Revenue		276,462	275,544
Profit (loss)		1,305	1,214
DREAMUS COMPANY [member]
Disclosure of subsidiaries [line items]
Total Assets		172,443	171,586
Total Liabilities		76,642	53,669
Total equity		95,801	117,917
Revenue		226,329	196,961
Profit (loss)		(23,068)	(48,006)
SK Shieldus Co Ltd [Member]
Disclosure of subsidiaries [line items]
Total Assets		2,927,396
Total Liabilities		2,550,936
Total equity		376,460
Revenue		1,327,150
Profit (loss)		14,227
Life and Security Holdings Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets			2,639,781
Total Liabilities			2,330,920
Total equity			308,861
Revenue		1,327,150	913,301
Profit (loss)		14,227	12,703
SK Infosec Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets			158,424
Total Liabilities			61,644
Total equity			96,780
Revenue			270,423
Profit (loss)			18,520
One Store Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets		243,442	236,329
Total Liabilities		99,943	93,625
Total equity		143,499	142,704
Revenue		155,218	135,116
Profit (loss)		1,952	(5,415)
Home & Service Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets	131,947	124,197	121,202
Total Liabilities	90,775	88,740	84,378
Total equity	41,172	35,457	36,824
Revenue	405,255	397,754	351,154
Profit (loss)	550	(20)	(427)
SK stoa Co., Ltd [member]
Disclosure of subsidiaries [line items]
Total Assets	107,943	107,982	70,754
Total Liabilities	59,931	79,339	59,207
Total equity	48,012	28,643	11,547
Revenue	316,249	268,693	196,063
Profit (loss)	₩ 19,163	17,154	875
FSK L&S CO., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets		66,117	47,550
Total Liabilities		35,192	19,651
Total equity		30,925	27,899
Revenue		205,623	130,872
Profit (loss)		3,022	306
Incross Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets		179,308	144,263
Total Liabilities		104,778	78,519
Total equity		74,530	65,744
Revenue		39,440	19,787
Profit (loss)		12,307	₩ 5,756
Tmap Mobility Co Ltd [Member]
Disclosure of subsidiaries [line items]
Total Assets		170,381
Total Liabilities		17,179
Total equity		153,202
Revenue		0
Profit (loss)		₩ (1,857)